UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for this series, as appropriate.

-Dreyfus High Yield Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
September 30, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 89.7%	Rate (%)	Date	Amount ($)[a]		Value ($)
Aerospace/Defense - .8%
Bombardier,
Sr. Unscd. Notes	7.75	3/15/20	1,310,000	[b]	1,345,206
Bombardier,
Sr. Unscd. Notes	7.50	3/15/25	2,285,000	[b]	2,113,625
Engility,
Gtd. Notes	8.88	9/1/24	2,205,000	[b]	2,240,831
TransDigm,
Gtd. Notes	6.50	7/15/24	3,550,000		3,754,125
					9,453,787
Automotive - 2.3%
Adient Global Holdings,
Gtd. Notes	4.88	8/15/26	4,050,000	[b]	4,060,125
Gates Global,
Gtd. Notes	6.00	7/15/22	6,600,000	[b]	6,303,000
IHO Verwaltungs,
Sr. Scd. Bonds	4.50	9/15/23	1,480,000	[b]	1,497,568
IHO Verwaltungs,
Sr. Scd. Bonds	4.75	9/15/26	1,730,000	[b]	1,742,975
MPG Holdco I,
Gtd. Notes	7.38	10/15/22	5,430,000		5,592,900
Schaeffler Holding Finance,
Sr. Scd. Notes	6.75	11/15/22	3,748,586	[b]	4,301,502
TI Group Automotive Systems,
Sr. Unscd. Notes	8.75	7/15/23	2,740,000	[b,c]	2,993,450
					26,491,520
Banking - 1.4%
Ally Financial,
Gtd. Notes	4.75	9/10/18	2,885,000		2,993,188
Ally Financial,
Gtd. Notes	7.50	9/15/20	2,685,000		3,060,900
Ally Financial,
Gtd. Notes	8.00	11/1/31	5,452,000		6,746,850
Ally Financial,
Sub. Notes	5.75	11/20/25	2,645,000		2,777,250
					15,578,188
Building Materials - 2.7%
Allegion,
Gtd. Notes	5.88	9/15/23	1,600,000		1,732,000
American Builders & Contractors Supply,
Sr. Unscd. Notes	5.63	4/15/21	3,490,000	[b]	3,629,600
Boise Cascade,
Sr. Unscd. Notes	5.63	9/1/24	4,365,000	[b]	4,452,300
FBM Finance,
Sr. Scd. Notes	8.25	8/15/21	4,295,000	[b]	4,509,750
Gibraltar Industries,
Gtd. Notes	6.25	2/1/21	3,240,000		3,361,500
HD Supply,
Gtd. Notes	5.75	4/15/24	2,110,000	[b]	2,220,775

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 89.7% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Building Materials - 2.7% (continued)
Ply Gem Industries,
Gtd. Notes		6.50	2/1/22	1,500,000		1,530,000
RSI Home Products,
Scd. Notes		6.50	3/15/23	4,030,000	[b]	4,271,800
Summit Materials,
Gtd. Notes		8.50	4/15/22	455,000	[b]	498,225
Summit Materials,
Gtd. Notes		6.13	7/15/23	4,205,000		4,310,125
						30,516,075
Cable & Satellite - 6.7%
Altice Financing,
Sr. Scd. Bonds		7.50	5/15/26	2,375,000	[b]	2,478,906
Altice Financing,
Sr. Scd. Notes		6.63	2/15/23	5,425,000	[b]	5,587,750
Altice Finco,
Gtd. Notes		7.63	2/15/25	3,745,000	[b,c]	3,777,769
Cablevision Systems,
Sr. Unscd. Notes		8.00	4/15/20	4,150,000	[c]	4,357,500
CCO Holdings,
Gtd. Notes		5.75	9/1/23	4,235,000		4,494,394
CCO Holdings,
Sr. Unscd. Notes		5.88	4/1/24	3,390,000	[b,c]	3,625,266
CCO Holdings,
Sr. Unscd. Notes		5.38	5/1/25	2,015,000	[b]	2,118,269
CCO Holdings,
Sr. Unscd. Notes		5.75	2/15/26	1,315,000	[b]	1,397,188
Cequel Communications Holdings I,
Sr. Unscd. Notes		6.38	9/15/20	5,200,000	[b]	5,375,500
CSC Holdings,
Sr. Unscd. Notes		6.75	11/15/21	2,450,000		2,597,000
DISH DBS,
Gtd. Notes		6.75	6/1/21	1,135,000		1,225,800
DISH DBS,
Gtd. Notes		5.88	7/15/22	6,470,000		6,680,275
DISH DBS,
Gtd. Notes		7.75	7/1/26	3,655,000	[b]	3,892,575
Hughes Satellite Systems,
Gtd. Notes		7.63	6/15/21	4,245,000		4,542,150
Midcontinent Communications &
Midcontinent Finance,
Gtd. Notes		6.88	8/15/23	3,490,000	[b]	3,734,300
Neptune Finco,
Gtd. Notes		6.63	10/15/25	1,930,000	[b]	2,098,875
Neptune Finco,
Sr. Unscd. Notes		10.13	1/15/23	3,655,000	[b]	4,226,094
RCN Telecom Services,
Sr. Unscd. Notes		8.50	8/15/20	5,335,000	[b]	5,695,112
United Group,
Sr. Scd. Notes	EUR	7.88	11/15/20	1,455,000	[b]	1,708,034
Virgin Media Finance,
Gtd. Notes		6.38	4/15/23	2,815,000	[b]	2,969,825
Virgin Media Finance,
Gtd. Notes		6.00	10/15/24	1,330,000	[b]	1,381,551
Wave Holdco,
Sr. Unscd. Notes		8.25	7/15/19	2,178,589	[b]	2,200,375
						76,164,508

		Coupon	Maturity	Principal
Bonds and Notes - 89.7% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Chemicals - 3.5%
Ashland,
Gtd. Notes		6.88	5/15/43	1,865,000		2,042,175
Consolidated Energy Finance,
Gtd. Notes		6.75	10/15/19	3,574,000	[b]	3,547,195
CVR Partners,
Scd. Notes		9.25	6/15/23	3,940,000	[b]	3,821,800
Hexion,
Sr. Scd. Notes		8.88	2/1/18	635,000		609,600
Hexion,
Sr. Scd. Notes		6.63	4/15/20	3,445,000		3,040,213
INEOS Group Holdings,
Gtd. Notes		5.63	8/1/24	6,839,000	[b,c]	6,727,866
INEOS Group Holdings,
Scd. Notes		5.88	2/15/19	2,060,000	[b,c]	2,108,925
Pinnacle Operating,
Scd. Notes		9.00	11/15/20	3,135,000	[b]	2,194,500
Platform Specialty Products,
Sr. Unscd. Notes		10.38	5/1/21	4,060,000	[b]	4,394,950
Trinseo Materials Operating,
Sr. Unscd. Notes	EUR	6.38	5/1/22	2,590,000	[b]	3,068,931
Tronox Finance,
Gtd. Notes		6.38	8/15/20	4,080,000	[c]	3,784,200
Univar,
Gtd. Notes		6.75	7/15/23	3,690,000	[b,c]	3,819,150
						39,159,505
Construction Machinery - 1.0%
Ahern Rentals,
Scd. Notes		7.38	5/15/23	3,750,000	[b]	2,446,875
H&E Equipment Services,
Gtd. Notes		7.00	9/1/22	2,555,000	[c]	2,708,300
United Rentals North America,
Gtd. Notes		6.13	6/15/23	3,960,000	[c]	4,177,800
United Rentals North America,
Gtd. Notes		5.50	7/15/25	1,575,000		1,620,281
						10,953,256
Consumer Cyclical Services - 2.2%
GEO Group,
Gtd. Notes		6.00	4/15/26	2,159,000		1,845,945
Interval Acquistion,
Gtd. Notes		5.63	4/15/23	3,940,000		4,087,750
Prime Security Services Borrower,
Scd. Notes		9.25	5/15/23	5,985,000	[b]	6,538,612
Reliance Intermediate Holdings,
Sr. Scd. Notes		6.50	4/1/23	6,079,000	[b]	6,413,345
West,
Gtd. Notes		5.38	7/15/22	5,609,000	[b,c]	5,517,854
						24,403,506
Consumer Products - 1.1%
Energizer Holdings,
Gtd. Notes		5.50	6/15/25	2,575,000	[b]	2,658,688
Kronos Acquistion Holdings,
Sr. Unscd. Notes		9.00	8/15/23	1,650,000	[b]	1,708,773
Prestige Brands,
Gtd. Notes		6.38	3/1/24	2,975,000	[b]	3,175,812
Tempur Sealy International,
Gtd. Notes		5.63	10/15/23	2,610,000		2,773,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 89.7% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Products - 1.1% (continued)
Tempur Sealy International,
Gtd. Notes	5.50	6/15/26	610,000	[b]	629,825
Wolverine World Wide,
Gtd. Notes	5.00	9/1/26	1,305,000	[b]	1,321,313
					12,267,536
Diversified Manufacturing - 1.5%
ATS Automation Tooling Systems,
Sr. Unscd. Notes	6.50	6/15/23	3,547,000	[b]	3,644,542
Gardner Denver,
Sr. Unscd. Notes	6.88	8/15/21	3,505,000	[b,c]	3,303,462
Griffon,
Gtd. Notes	5.25	3/1/22	5,280,000		5,319,600
WESCO Distribution,
Gtd. Notes	5.38	12/15/21	4,540,000	[c]	4,664,850
					16,932,454
Electric - 4.1%
AES,
Sr. Unscd. Notes	7.38	7/1/21	2,715,000		3,122,250
AES,
Sr. Unscd. Notes	5.50	3/15/24	880,000		915,200
AES,
Sr. Unscd. Notes	5.50	4/15/25	1,005,000		1,040,175
AES,
Sr. Unscd. Notes	6.00	5/15/26	2,445,000		2,582,531
Calpine,
Sr. Scd. Notes	6.00	1/15/22	3,630,000	[b]	3,804,694
Calpine,
Sr. Scd. Notes	7.88	1/15/23	1,000	[b]	1,058
Calpine,
Sr. Unscd. Notes	5.38	1/15/23	3,400,000		3,404,250
Calpine,
Sr. Unscd. Notes	5.75	1/15/25	2,500,000		2,475,000
Covanta Holding,
Sr. Unscd. Notes	5.88	3/1/24	7,240,000		7,294,300
Dynegy,
Gtd. Notes	6.75	11/1/19	1,700,000		1,751,000
Dynegy,
Gtd. Notes	7.38	11/1/22	3,320,000		3,295,100
Dynegy,
Gtd. Notes	7.63	11/1/24	4,230,000	[c]	4,175,010
NRG Energy,
Gtd. Notes	7.88	5/15/21	1,906,000	[c]	2,001,300
NRG Energy,
Gtd. Notes	6.63	3/15/23	2,220,000		2,253,300
NRG Energy,
Gtd. Notes	6.63	1/15/27	1,980,000	[b]	1,942,875
Talen Energy Supply,
Sr. Unscd. Notes	6.50	6/1/25	7,505,000	[c]	6,060,287
					46,118,330
Energy - 11.6%
Antero Resources,
Gtd. Notes	5.13	12/1/22	5,510,000		5,578,875
Antero Resources,
Gtd. Notes	5.63	6/1/23	1,160,000		1,187,550
California Resources,
Scd. Notes	8.00	12/15/22	3,735,000	[b,c]	2,502,450

	Coupon	Maturity	Principal
Bonds and Notes - 89.7% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Energy - 11.6% (continued)
Callon Petroleum,
Sr. Unscd. Notes	6.13	10/1/24	2,230,000	[b]	2,313,625
Carrizo Oil & Gas,
Gtd. Notes	7.50	9/15/20	5,785,000	[c]	6,001,937
Carrizo Oil & Gas,
Gtd. Notes	6.25	4/15/23	725,000	[c]	721,375
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	7.00	6/30/24	2,840,000	[b]	3,081,400
Continental Resources,
Gtd. Notes	4.50	4/15/23	4,925,000		4,752,625
Continental Resources,
Gtd. Notes	3.80	6/1/24	1,800,000	[c]	1,656,000
Crestwood Midstream Partners,
Gtd. Bonds	6.13	3/1/22	3,985,000		4,044,775
CVR Refining/Coffeyville Finance,
Gtd. Notes	6.50	11/1/22	3,958,000		3,601,780
Energy Transfer Equity,
Sr. Scd. Notes	7.50	10/15/20	3,005,000		3,313,012
Extraction Oil & Gas Holding,
Gtd. Notes	7.88	7/15/21	4,400,000	[b]	4,587,000
Ferrellgas,
Sr. Unscd. Notes	6.75	1/15/22	5,776,000		5,169,520
Ferrellgas Partners,
Sr. Unscd. Notes	8.63	6/15/20	1,585,000		1,565,188
Forum Energy Technologies,
Gtd. Notes	6.25	10/1/21	2,980,000		2,838,450
Genesis Energy,
Gtd. Bonds	5.63	6/15/24	3,370,000		3,319,450
Genesis Energy,
Gtd. Notes	5.75	2/15/21	3,540,000		3,557,700
Genesis Energy,
Gtd. Notes	6.75	8/1/22	350,000		362,383
Laredo Petroleum,
Gtd. Notes	5.63	1/15/22	3,400,000	[c]	3,315,000
Matador Resources,
Gtd. Notes	6.88	4/15/23	3,325,000		3,458,000
Newfield Exploration,
Sr. Unscd. Notes	5.38	1/1/26	2,390,000		2,407,925
Oasis Petroleum,
Gtd. Notes	6.50	11/1/21	3,695,000	[c]	3,547,200
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	1,960,000	[c]	1,886,500
Parsley Energy,
Gtd. Notes	6.25	6/1/24	2,100,000	[b]	2,178,750
PDC Energy,
Gtd. Notes	6.13	9/15/24	1,860,000	[b]	1,939,050
Rice Energy,
Gtd. Notes	6.25	5/1/22	3,450,000		3,579,375
Rose Rock Midstream,
Gtd. Notes	5.63	7/15/22	3,145,000		2,909,125
Rose Rock Midstream,
Gtd. Notes	5.63	11/15/23	2,565,000		2,346,975
RSP Permian,
Gtd. Notes	6.63	10/1/22	2,912,000		3,064,880
Sabine Pass Liquefaction,
Sr. Scd. Notes	5.88	6/30/26	1,905,000	[b]	2,077,641

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 89.7% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Energy - 11.6% (continued)
Sabine Pass Liquefaction,
Sr. Scd. Notes		5.00	3/15/27	5,350,000	[b]	5,497,125
Sanchez Energy,
Gtd. Notes		7.75	6/15/21	3,925,000	[c]	3,473,625
SM Energy,
Sr. Unscd. Notes		6.75	9/15/26	1,385,000		1,401,447
Targa Resources Partners,
Gtd. Notes		6.88	2/1/21	3,037,000		3,150,888
Targa Resources Partners,
Gtd. Notes		6.38	8/1/22	2,255,000		2,345,200
Targa Resources Partners,
Gtd. Notes		5.13	2/1/25	3,355,000	[b]	3,367,581
The Williams Companies,
Sr. Unscd. Notes		7.88	9/1/21	869,000		1,010,213
The Williams Companies,
Sr. Unscd. Notes		4.55	6/24/24	3,705,000		3,795,958
Unit,
Gtd. Notes		6.63	5/15/21	7,700,000		6,583,500
Weatherford International,
Gtd. Notes		7.75	6/15/21	1,125,000	[c]	1,117,969
Weatherford International,
Gtd. Notes		8.25	6/15/23	1,145,000	[c]	1,136,413
Whiting Petroleum,
Gtd. Notes		5.00	3/15/19	1,205,000		1,171,863
Whiting Petroleum,
Gtd. Notes		5.75	3/15/21	2,825,000	[c]	2,655,500
Whiting Petroleum,
Gtd. Notes		6.25	4/1/23	1,670,000	[c]	1,536,400
						131,109,198
Environmental - .9%
Advanced Disposal Services,
Gtd. Notes		8.25	10/1/20	7,050,000		7,411,312
GFL Environmental,
Sr. Unscd. Notes		9.88	2/1/21	2,735,000	[b]	3,008,500
						10,419,812
Finance Companies - 4.3%
Aircastle,
Sr. Unscd. Notes		5.13	3/15/21	2,455,000		2,632,988
Aircastle,
Sr. Unscd. Notes		5.50	2/15/22	3,536,000		3,832,317
Aircastle,
Sr. Unscd. Notes		5.00	4/1/23	1,630,000		1,707,425
Cabot Financial,
Sr. Scd. Notes	GBP	7.50	10/1/23	1,100,000	[b]	1,410,615
CIT Group,
Sr. Unscd. Notes		5.00	8/15/22	5,305,000		5,649,825
Garfunkelux Holdco 3,
Sr. Scd. Notes	GBP	8.50	11/1/22	2,875,000		3,815,844
Icahn Enterprises,
Gtd. Notes		6.00	8/1/20	2,725,000		2,745,438
Icahn Enterprises,
Gtd. Notes		5.88	2/1/22	3,230,000		3,116,950
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	2,370,000		2,820,300
International Lease Finance,
Sr. Unscd. Notes		8.63	1/15/22	2,395,000		2,951,838

	Coupon	Maturity	Principal
Bonds and Notes - 89.7% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Finance Companies - 4.3% (continued)
KCG Holdings,
Sr. Scd. Notes	6.88	3/15/20	3,750,000	[b]	3,731,250
Ladder Capital Finance Holdings,
Gtd. Notes	7.38	10/1/17	5,385,000		5,445,581
Provident Funding Associates,
Gtd. Notes	6.75	6/15/21	3,305,000	[b]	3,350,444
Quicken Loans,
Gtd. Notes	5.75	5/1/25	5,380,000	[b]	5,366,550
					48,577,365
Food and Beverage - .8%
JBS USA Finance,
Gtd. Notes	5.75	6/15/25	2,750,000	[b]	2,715,625
Post Holdings,
Sr. Unscd. Notes	5.00	8/15/26	3,410,000	[b]	3,401,475
US Foods,
Gtd. Notes	5.88	6/15/24	3,310,000	[b]	3,458,950
					9,576,050
Gaming - 2.4%
Boyd Gaming,
Gtd. Notes	6.38	4/1/26	4,330,000	[b]	4,665,575
International Game Technology,
Sr. Scd. Notes	6.25	2/15/22	6,335,000	[b]	6,774,522
International Game Technology,
Sr. Scd. Notes	6.50	2/15/25	1,575,000	[b]	1,704,938
MGM Growth Properties Operating
Partnership,
Gtd. Notes	5.63	5/1/24	2,605,000	[b]	2,832,156
MGM Resorts International,
Gtd. Notes	7.75	3/15/22	4,377,000		5,088,262
MGM Resorts International,
Gtd. Notes	6.00	3/15/23	1,470,000		1,598,625
Scientific Games International,
Gtd. Notes	10.00	12/1/22	4,920,000		4,575,600
					27,239,678
Health Care - 6.2%
Centene,
Sr. Unscd. Notes	6.13	2/15/24	1,650,000		1,794,375
CHS/Community Health Systems,
Gtd. Notes	8.00	11/15/19	1,245,000	[c]	1,226,325
CHS/Community Health Systems,
Gtd. Notes	6.88	2/1/22	715,000	[c]	618,475
CHS/Community Health Systems,
Sr. Scd. Notes	5.13	8/1/21	465,000		461,513
ConvaTec Finance International,
Gtd. Notes	8.25	1/15/19	7,710,000	[b]	7,702,290
DaVita,
Gtd. Notes	5.00	5/1/25	5,060,000		5,091,625
HCA,
Gtd. Notes	7.50	2/15/22	6,310,000		7,256,500
HCA,
Gtd. Notes	5.88	5/1/23	1,880,000		2,006,900
HCA,
Sr. Scd. Notes	5.00	3/15/24	4,765,000		5,062,812
HCA,
Sr. Scd. Notes	5.25	6/15/26	1,100,000		1,171,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 89.7% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Health Care - 6.2% (continued)
HCA Holdings,
Sr. Unscd. Notes		6.25	2/15/21	3,200,000		3,480,000
Healthsouth,
Gtd. Notes		5.75	11/1/24	2,915,000		3,033,407
IASIS Healthcare,
Gtd. Notes		8.38	5/15/19	3,920,000		3,567,200
Kindred Healthcare,
Gtd. Notes		6.38	4/15/22	2,405,000		2,287,756
Kindred Healthcare,
Gtd. Notes		8.75	1/15/23	3,705,000		3,718,894
MPH Acquisition Holdings,
Sr. Unscd. Notes		7.13	6/1/24	4,544,000	[b]	4,896,160
Surgical Care Affiliates,
Gtd. Notes		6.00	4/1/23	3,945,000	[b]	4,161,975
Synlab Unsecured Bondco,
Sr. Unscd. Bonds	EUR	8.25	7/1/23	2,820,000		3,389,613
Tenet Healthcare,
Sr. Unscd. Notes		8.13	4/1/22	4,470,000		4,492,350
Tenet Healthcare,
Sr. Unscd. Notes		6.75	6/15/23	5,810,000		5,417,825
						70,837,495
Home Construction - 2.1%
Ashton Woods,
Sr. Unscd. Notes		6.88	2/15/21	2,983,000	[b]	2,908,425
Brookfield Residential Properties,
Gtd. Notes		6.50	12/15/20	2,680,000	[b]	2,787,200
Pultegroup,
Gtd. Notes		5.00	1/15/27	3,225,000		3,255,315
Shea Homes,
Gtd. Notes		5.88	4/1/23	2,164,000	[b]	2,174,820
Taylor Morrison Communities,
Gtd. Notes		5.88	4/15/23	3,080,000	[b]	3,241,700
TRI Pointe Holdings,
Gtd. Notes		5.88	6/15/24	3,610,000		3,781,475
William Lyon Homes,
Gtd. Notes		8.50	11/15/20	5,290,000		5,554,500
						23,703,435
Industrial Services - 1.6%
AECOM,
Gtd. Notes		5.75	10/15/22	3,172,000		3,347,443
ClubCorp Club Operations,
Gtd. Notes		8.25	12/15/23	3,145,000	[b]	3,396,600
Hillman Group,
Gtd. Notes		6.38	7/15/22	5,100,000	[b]	4,806,750
StoneMor Partners,
Gtd. Notes		7.88	6/1/21	1,880,000		1,908,200
Zachry Holdings,
Sr. Unscd. Notes		7.50	2/1/20	4,655,000	[b]	4,655,000
						18,113,993
Insurance - 1.9%
CNO Financial Group,
Sr. Unscd. Notes		5.25	5/30/25	3,544,000		3,552,860
Hub Holdings,
Sr. Unscd. Notes		8.13	7/15/19	7,755,000	[b]	7,599,900
HUB International,
Sr. Unscd. Notes		7.88	10/1/21	1,125,000	[b]	1,150,313

	Coupon	Maturity	Principal
Bonds and Notes - 89.7% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Insurance - 1.9% (continued)
USI,
Sr. Unscd. Notes	7.75	1/15/21	5,190,000	[b]	5,293,800
York Risk Services Holding,
Gtd. Notes	8.50	10/1/22	4,630,000	[b]	3,622,975
					21,219,848
Media Entertainment - 2.3%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	6.50	11/15/22	2,640,000		2,762,100
Gray Television,
Gtd. Notes	5.13	10/15/24	1,840,000	[b]	1,810,100
Gray Television,
Gtd. Notes	5.88	7/15/26	1,970,000	[b]	1,989,700
iHeartCommunications,
Sr. Scd. Notes	9.00	12/15/19	2,760,000		2,194,200
National Cinemedia,
Sr. Unscd. Notes	5.75	8/15/26	2,760,000	[b]	2,870,400
Netflix,
Sr. Unscd. Bonds	5.88	2/15/25	680,000		739,500
Netflix,
Sr. Unscd. Notes	5.75	3/1/24	1,765,000	[c]	1,906,200
Nexstar Broadcasting,
Gtd. Notes	6.88	11/15/20	2,520,000		2,623,950
Regal Entertainment Group,
Sr. Unscd. Notes	5.75	3/15/22	750,000		774,375
Sinclair Television Group,
Gtd. Notes	5.63	8/1/24	2,140,000	[b]	2,193,500
Townsquare Media,
Gtd. Notes	6.50	4/1/23	3,869,000	[b]	3,941,544
Univision Communications,
Sr. Scd. Notes	6.75	9/15/22	2,202,000	[b]	2,345,130
Univision Communications,
Sr. Scd. Notes	5.13	5/15/23	375,000	[b]	381,563
					26,532,262
Metals and Mining - 3.5%
Alcoa Nederland Holding,
Gtd. Notes	6.75	9/30/24	740,000	[b]	770,525
Alcoa Nederland Holding,
Gtd. Notes	7.00	9/30/26	555,000	[b]	575,119
ArcelorMittal,
Sr. Unscd. Bonds	10.85	6/1/19	3,767,000		4,576,905
FMG Resources August 2006,
Sr. Scd. Notes	9.75	3/1/22	1,945,000	[b]	2,265,925
Freeport-McMoRan,
Gtd. Notes	3.10	3/15/20	1,365,000		1,320,638
Freeport-McMoRan,
Gtd. Notes	3.55	3/1/22	3,985,000	[c]	3,646,275
Freeport-McMoRan,
Gtd. Notes	3.88	3/15/23	3,570,000		3,248,700
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	4,205,000		3,427,075
Kaiser Aluminum,
Gtd. Notes	5.88	5/15/24	3,005,000		3,147,738
Novelis,
Gtd. Notes	6.25	8/15/24	2,625,000	[b]	2,795,625
Novelis,
Gtd. Notes	5.88	9/30/26	2,030,000	[b]	2,083,288

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 89.7% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Metals and Mining - 3.5% (continued)
Steel Dynamics,
Gtd. Notes		6.38	8/15/22	3,955,000		4,182,412
Teck Resources,
Gtd. Notes		4.50	1/15/21	2,535,000		2,522,325
Teck Resources,
Gtd. Notes		4.75	1/15/22	2,600,000		2,547,740
Teck Resources,
Gtd. Notes		6.25	7/15/41	2,675,000		2,574,688
						39,684,978
Packaging - 4.5%
Albea Beauty Holdings,
Sr. Scd. Notes		8.38	11/1/19	4,697,000	[b]	4,914,236
ARD Finance,
Sr. Scd. Notes	EUR	6.63	9/15/23	595,000	[b]	645,003
ARD Finance,
Sr. Scd. Notes		7.13	9/15/23	5,200,000	[b]	5,187,000
Ardagh Packaging Finance,
Gtd. Notes		6.75	1/31/21	6,325,000	[b]	6,562,187
Ardagh Packaging Finance,
Gtd. Notes		7.25	5/15/24	3,650,000	[b]	3,914,625
Ardagh Packaging Finance,
Sr. Scd. Notes		4.63	5/15/23	1,015,000	[b]	1,026,419
BWAY Holding,
Sr. Unscd. Notes		9.13	8/15/21	11,090,000	[b]	11,644,500
Horizon Holdings I,
Sr. Unscd. Notes	EUR	7.25	8/1/23	1,000,000		1,210,416
Horizon Holdings I,
Sr. Unscd. Notes	EUR	7.25	8/1/23	1,670,000	[b]	2,021,394
Reynolds Group,
Gtd. Notes		9.88	8/15/19	402,000		414,563
Reynolds Group,
Gtd. Notes		7.00	7/15/24	5,270,000	[b,c]	5,661,956
Signode Industrial Group,
Gtd. Notes		6.38	5/1/22	7,535,000	[b]	7,666,862
						50,869,161
Paper - .7%
Mercer International,
Gtd. Notes		7.00	12/1/19	1,170,000		1,215,338
Mercer International,
Gtd. Notes		7.75	12/1/22	6,518,000		6,933,522
						8,148,860
Pharmaceuticals - 2.4%
Capsugel,
Sr. Unscd. Notes		7.00	5/15/19	4,742,000	[b]	4,756,828
DPx Holdings,
Sr. Unscd. Notes		7.50	2/1/22	4,890,000	[b]	5,189,512
Jaguar Holding II,
Gtd. Notes		6.38	8/1/23	5,680,000	[b]	5,921,400
Valeant Pharmaceuticals International,
Gtd. Notes		6.75	8/15/18	3,095,000	[b,c]	3,125,950
Valeant Pharmaceuticals International,
Gtd. Notes		6.38	10/15/20	2,700,000	[b]	2,544,750
Valeant Pharmaceuticals International,
Gtd. Notes		7.50	7/15/21	2,345,000	[b]	2,277,581
Valeant Pharmaceuticals International,
Gtd. Notes		5.63	12/1/21	385,000	[b]	345,538

	Coupon	Maturity	Principal
Bonds and Notes - 89.7% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Pharmaceuticals - 2.4% (continued)
Valeant Pharmaceuticals International,
Gtd. Notes	6.13	4/15/25	3,205,000	[b]	2,768,319
					26,929,878
Retailers - 1.9%
Albertsons,
Sr. Unscd. Notes	6.63	6/15/24	3,050,000	[b]	3,179,625
Dollar Tree,
Gtd. Notes	5.75	3/1/23	4,070,000		4,400,687
DriveTime Automotive Group,
Sr. Scd. Notes	8.00	6/1/21	4,730,000	[b]	4,599,925
New Albertsons,
Sr. Unscd. Bonds	8.00	5/1/31	3,230,000		3,238,075
New Albertsons,
Sr. Unscd. Debs	7.45	8/1/29	810,000		797,850
PetSmart,
Sr. Unscd. Notes	7.13	3/15/23	5,190,000	[b,c]	5,462,475
					21,678,637
Technology - 5.7%
Alcatel-Lucent USA,
Sr. Unscd. Notes	6.45	3/15/29	5,100,000		5,667,375
CDW Finance,
Gtd. Bonds	6.00	8/15/22	2,320,000		2,479,500
CommScope Technologies Finance,
Sr. Unscd. Notes	6.00	6/15/25	5,045,000	[b]	5,404,456
Diamond 1 Finance,
Gtd. Notes	5.88	6/15/21	1,800,000	[b]	1,913,270
Diamond 1 Finance,
Sr. Scd. Notes	6.02	6/15/26	5,240,000	[b]	5,758,351
First Data,
Gtd. Notes	7.00	12/1/23	2,655,000	[b]	2,814,300
First Data,
Sr. Scd. Notes	6.75	11/1/20	442,000	[b]	457,554
First Data,
Sr. Scd. Notes	5.38	8/15/23	5,455,000	[b]	5,632,287
First Data,
Sr. Scd. Notes	5.00	1/15/24	2,865,000	[b]	2,918,719
IMS Health,
Sr. Unscd. Notes	5.00	10/15/26	1,530,000	[b]	1,595,025
Infor Software Parent,
Gtd. Notes	7.13	5/1/21	4,895,000	[b]	4,772,625
Infor US,
Gtd. Notes	6.50	5/15/22	3,800,000		3,866,500
JDA Escrow,
Sr. Scd. Notes	7.38	10/15/24	3,155,000	[b]	3,249,650
Riverbed Technology,
Gtd. Notes	8.88	3/1/23	6,379,000	[b]	6,849,451
Sabre Global,
Sr. Scd. Notes	5.38	4/15/23	2,670,000	[b]	2,756,775
Sabre Global,
Sr. Scd. Notes	5.25	11/15/23	1,620,000	[b]	1,656,450
Sophia Finance,
Sr. Unscd. Notes	9.00	9/30/23	6,540,000	[b]	6,899,700
					64,691,988
Transportation Services - .9%
Navios Maritime Acquisition,
Sr. Scd. Notes	8.13	11/15/21	2,685,000	[b]	1,986,900

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 89.7% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Transportation Services - .9% (continued)
XPO Logistics,
Gtd. Bonds	6.13	9/1/23	5,350,000	[b,c]	5,510,500
XPO Logistics,
Gtd. Notes	6.50	6/15/22	3,040,000	[b,c]	3,188,200
					10,685,600
Wireless Communications - 5.8%
Altice,
Gtd. Notes	7.75	5/15/22	4,200,000	[b]	4,499,250
Digicel,
Gtd. Notes	6.75	3/1/23	3,150,000	[b]	2,819,250
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	4,845,000	[b]	4,233,319
Digicel Group,
Sr. Unscd. Notes	7.13	4/1/22	2,200,000	[b]	1,704,340
SBA Communications,
Sr. Unscd. Notes	4.88	9/1/24	1,170,000	[b]	1,181,700
SFR Group,
Sr. Scd. Bonds	6.00	5/15/22	3,040,000	[b]	3,112,200
SFR Group,
Sr. Scd. Bonds	6.25	5/15/24	1,565,000	[b]	1,560,621
SFR Group,
Sr. Scd. Notes	7.38	5/1/26	3,005,000	[b]	3,075,437
Sprint,
Gtd. Notes	7.25	9/15/21	1,735,000		1,752,350
Sprint,
Gtd. Notes	7.88	9/15/23	3,285,000		3,334,275
Sprint Capital,
Gtd. Notes	6.90	5/1/19	3,555,000		3,697,200
Sprint Capital,
Gtd. Notes	6.88	11/15/28	2,680,000		2,535,950
Sprint Communications,
Gtd. Notes	9.00	11/15/18	2,025,000	[b]	2,240,156
Sprint Communications,
Gtd. Notes	7.00	3/1/20	3,870,000	[b]	4,189,275
Sprint Communications,
Sr. Unscd. Notes	7.00	8/15/20	3,425,000		3,459,250
Sprint Communications,
Sr. Unscd. Notes	11.50	11/15/21	2,525,000		2,916,375
T-Mobile USA,
Gtd. Bonds	6.63	4/28/21	1,865,000		1,969,906
T-Mobile USA,
Gtd. Bonds	6.73	4/28/22	3,735,000		3,935,756
T-Mobile USA,
Gtd. Bonds	6.84	4/28/23	4,080,000		4,401,300
T-Mobile USA,
Gtd. Bonds	6.50	1/15/24	3,465,000		3,761,500
T-Mobile USA,
Gtd. Notes	6.00	4/15/24	4,610,000		4,944,225
					65,323,635
Wireline Communications - 2.9%
CenturyLink,
Sr. Unscd. Notes	7.50	4/1/24	2,870,000	[c]	3,070,900
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75	12/1/23	1,108,000		1,156,475
Cincinnati Bell,
Gtd. Notes	7.00	7/15/24	2,650,000	[b]	2,722,875

	Coupon	Maturity	Principal
Bonds and Notes - 89.7% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Wireline Communications - 2.9% (continued)
Communications Sales & Leasing,
Gtd. Notes	8.25	10/15/23	545,000		574,697
Frontier Communications,
Sr. Unscd. Notes	6.25	9/15/21	1,685,000		1,628,131
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	2,195,000		2,249,875
Frontier Communications,
Sr. Unscd. Notes	10.50	9/15/22	1,710,000		1,819,013
Frontier Communications,
Sr. Unscd. Notes	7.13	1/15/23	1,005,000		942,188
Frontier Communications,
Sr. Unscd. Notes	11.00	9/15/25	1,605,000		1,679,231
Level 3 Financing,
Gtd. Notes	5.38	1/15/24	3,800,000		3,968,625
Level 3 Financing,
Gtd. Notes	5.25	3/15/26	3,605,000	[b]	3,731,175
Qwest,
Sr. Unscd. Notes	6.75	12/1/21	2,025,000		2,260,406
Sable International Finance,
Gtd. Notes	6.88	8/1/22	6,455,000	[b]	6,729,337
					32,532,928
Total Bonds and Notes
(cost $1,001,323,302)					1,015,913,466
Floating Rate Loan Interests - 2.0%

Automotive - .3%
Federal Mogul,
New Term Loan B	4.00	4/15/18	2,800,000	[d]	2,777,502
Consumer Products - .3%
Varsity Brands,
Term Loan	5.00	12/10/21	3,805,000	[d]	3,829,580
Electric - .3%
Texas Competitive Electric Holding,
Term Loan B	5.00	7/27/23	2,882,571	[d]	2,908,053
Texas Competitive Electric Holding,
Term Loan C	5.00	7/27/23	657,428	[d]	663,240
					3,571,293
Finance Companies - .6%
Asurion,
Term Loan B	10.00	8/10/21	3,308,334	[d]	3,293,860
Communications Sales & Leasing,
Term Loan	5.00	10/14/22	2,878,195	[d]	2,896,904
					6,190,764
Insurance - .3%
Asurion,
Second Lien Term Loan	8.50	2/19/21	3,345,000	[d]	3,335,233
Retailers - .2%
CWGS Group,
Term Loan	5.75	2/20/20	2,329,471	[d]	2,336,389
Total Floating Rate Loan Interests
(cost $21,569,577)					22,040,761

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Preferred Stocks - .2%
Banking - .2%
GMAC Capital Trust I,
Ser. 2
(cost $2,777,924)	6.60 2/15/40	105,808	[d]	2,688,581
Other Investment - 5.7%		Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $64,590,940)		64,590,940	[e]	64,590,940
Investment of Cash Collateral for
Securities Loaned - 6.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund,
Institutional Shares
(cost $74,088,763)		74,088,763	[e]	74,088,763
Total Investments (cost $1,164,350,506)		104.1%		1,179,322,511
Liabilities, Less Cash and Receivables		(4.1%)		(46,529,312)
Net Assets		100.0%		1,132,793,199

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
GBP—British Pound

b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities were valued at $518,203,948 or 45.75% of net assets.

c

Security, or portion thereof, on loan. At September 30, 2016, the value of the fund’s securities on loan was $75,186,297 and the value of the collateral held by the fund was $78,279,376, consisting of cash collateral of $74,088,763 and U.S. Government & Agency securities valued at $4,190,613.

d	Variable rate security—rate shown is the interest rate in effect at period end.
e	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Corporate Bonds	89.7
Money Market Investments	12.2
Bank Loans	2.0
Preferred Stocks	.2
104.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds †		1,015,913,466		1,015,913,466
Floating Rate Loan Interests †		22,040,761		22,040,761
Preferred Stocks †		2,688,581		2,688,581
Mutual Funds	138,679,703			138,679,703
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††		48,231		48,231
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††		(659)		(659)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

`

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the Board Members ("Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are

NOTES

valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those

NOTES

dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at September 30, 2016:

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Barclays Bank
British Pound,
Expiring
10/6/2016	1,089,000	1,412,159	1,411,500	(659)
Sales:
Barclays Bank
British Pound,
Expiring
10/28/2016	2,510,000	3,271,536	3,255,257	16,279
Euro,
Expiring
10/28/2016	2,925,000	3,293,645	3,290,225	3,420
Commonwealth Bank of Australia
Euro,
Expiring
10/28/2016	2,310,000	2,599,674	2,598,434	1,240
Goldman Sachs International
British Pound,
Expiring
10/28/2016	1,685,000	2,204,686	2,185,302	19,384
Euro,
Expiring
10/28/2016	3,465,000	3,901,831	3,897,652	4,179
Morgan Stanley Capital Services
Euro,
Expiring
10/28/2016	2,985,000	3,361,446	3,357,717	3,729
Gross Unrealized Appreciation				48,231
Gross Unrealized Depreciation				(659)

NOTES

At September 30, 2016, accumulated net unrealized appreciation on investments was $14,972,005, consisting of $34,619,123 gross unrealized appreciation and $19,647,118 gross unrealized depreciation.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)